Unrecognized contractual commitments (excluding Orange Bank) - Investment commitments (Details) € in Millions		1 Months Ended	12 Months Ended
	Jan. 14, 2018 item	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) item	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Nov. 15, 2018 item
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 3,103	€ 3,103
Additional technicians hired			200
FRANCE
Disclosure of unrecognized contractual commitments [line items]
Increase in maintenance budget (as a percent)		17.00%	17.00%
Housing and professional premises in AMII by 2020 (as a percent)		100.00%
Threshold connectable on demand percentage (as a percent)		8.00%
Housing and professional premises in AMII by 2022 (as a percent)		100.00%
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 817	€ 817
Not later than one year [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Additional sites	500
Not later than ten years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Number of areas for coverage commitment of mobile services	5,000
Lightly Inhabited Areas [Member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of IP service coverage commitment (as a percent)						60.00%
Frequency band, 700 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz					700
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					40.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					92.00%
Frequency band, 700 MHz [member] | Priority Deployment Areas [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					97.70%
Frequency band, 700 MHz [member] | Areas Not Yet Covered By Broadband Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					100.00%
Frequency band, 700 MHz [member] | Areas At Level Of Priority Main Roads [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					100.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than seven years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					60.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					80.00%
Frequency band, 700 MHz [member] | Areas At Level Of National Rail Network [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency bands, 800 MHz and 900 MHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of localities with mobile services in UMTS or LTE technologies to which the entity is obligated to provide service						225
Number of localities with mobile services in UMTS or LTE technologies						732
Frequency bands, 800 MHz and 900 MHz [member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)						95.00%
Frequency band, 800 MHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							800
Frequency band, 800 MHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps							60
Frequency band, 800 MHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						800
Frequency band, 800 MHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							98.00%
Frequency band, 800 MHz [member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							99.60%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than five years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							40.00%
Frequency band, 800 MHz [member] | Priority Deployment Areas [Member] | Not later than ten years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							90.00%
Frequency band, 800 MHz [member] | Department [Member] | Not later than fifteen years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							95.00%
Frequency bands, 900 MHz and 1.8 GHz [member] | Lightly Inhabited Areas [Member] | ROMANIA | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of voice services coverage commitment (as a percent)						98.00%
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz								900
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	1,800
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz								1,800
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	2,100
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz								2,100
Frequency bands, 1.8 GHz and 2.6 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Percentage of IP service coverage commitment (as a percent)						30.00%
Frequency band 1.8 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz						1.8
Frequency band, 2.6 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz							2.6
Frequency band, 2.6 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps							60
Frequency band, 2.6 GHz [member] | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz						2.6
Frequency band, 2.6 GHz [member] | Not later than four years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							25.00%
Frequency band, 2.6 GHz [member] | Not later than twelve years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							75.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				11.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than three years [member] | SENEGAL
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				90.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than four years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				42.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than six years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				69.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than ten years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				70.00%